General and Administrative Expenses	12 Months Ended
Dec. 31, 2024
General and Administrative Expenses [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 13 - GENERAL AND ADMINISTRATIVE EXPENSES

Composition:

	For the year ended December 31,
	2024	2023	2022

Salaries and related expenses	$799	$2,055	$1,784
Share-based compensation, net	12	87	386
Professional services*	-	4,383	1,092
Office rent and maintenance	81	235	246
Depreciation	161	88	116
Others	8,409	2,702	2,139
Total general and administrative expenses	$9,462	$9,550	$5,763

*	Professional services expenses include costs related to the Keystone transaction. see Note 1(A)(5).